Nominal values and average hedge ratio for derivatives (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interest rate risk
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	7,844,392	10,091,632
Average hedge ratio	100.00%	100.00%
Average price condition	0.67%
Interest rate risk | Not later than 1 year
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	657,656	750,469
Average hedge ratio	100.00%	100.00%
Average price condition	1.12%
Interest rate risk | 1~2 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	640,992	704,985
Average hedge ratio	100.00%	100.00%
Average price condition	0.88%
Interest rate risk | 2~3 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	1,217,588	717,948
Average hedge ratio	100.00%	100.00%
Average price condition	1.30%
Interest rate risk | 3~4 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	456,688	1,228,424
Average hedge ratio	100.00%	100.00%
Average price condition	0.98%
Interest rate risk | 4~5 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	247,244	575,481
Average hedge ratio	100.00%	100.00%
Average price condition	0.67%
Interest rate risk | More than 5 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	4,624,224	6,114,325
Average hedge ratio	100.00%	100.00%
Average price condition	0.38%
Exchange risk
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	6,806,529	7,584,467
Average hedge ratio	100.00%	100.00%
Exchange risk | Not later than 1 year
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	2,340,409	3,651,118
Average hedge ratio	100.00%	100.00%
Exchange risk | 1~2 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	1,448,787	1,075,886
Average hedge ratio	100.00%	100.00%
Exchange risk | 2~3 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	1,734,593	1,269,520
Average hedge ratio	100.00%	100.00%
Exchange risk | 3~4 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	457,199	968,770
Average hedge ratio	100.00%	100.00%
Exchange risk | 4~5 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	575,527	84,275
Average hedge ratio	100.00%	100.00%
Exchange risk | More than 5 years
Nominal amounts and average hedge ratios for hedging instruments [Line Items]
Nominal values	250,014	534,898
Average hedge ratio	100.00%	100.00%